Variable Interest Entities - (Narrative) (Detail) - Variable Interest Entity, Not Primary Beneficiary - Virginia Electric and Power Company - DES - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Variable Interest Entity [Line Items]
Shared Services Purchased	$ 113	$ 96	$ 226	$ 194
Other liabilities	$ 27		$ 27		$ 28